Schedule I - Description of Seaworld Entertainment, Inc. - Additional Information (Detail) (USD $)				0 Months Ended					0 Months Ended
	Dec. 31, 2013 PartnershipUnit Business	Dec. 31, 2012	Oct. 02, 2009 Partnership	Apr. 24, 2013 Initial Public Offering [Member]	Dec. 17, 2013 Secondary Offering [Member]	Dec. 31, 2013 Secondary Offering [Member]	Dec. 31, 2013 Parent Company [Member]	Dec. 31, 2012 Parent Company [Member]	Apr. 24, 2013 Parent Company [Member] Initial Public Offering [Member]	Apr. 24, 2013 Parent Company [Member] Initial Public Offering Over-Allotment [Member]	Dec. 17, 2013 Parent Company [Member] Secondary Offering [Member]	Dec. 31, 2013 Parent Company [Member] Secondary Offering [Member]
Business Description [Line Items]
Number of limited partnerships which owned the Company	10		10
Number of theme parks, owns and operates	11
Shares of common stock issued through initial public offering				10,000,000					10,000,000
Shares offered and sold by the selling shareholders				19,900,000	18,000,000				19,900,000	3,900,000	18,000,000
Offering price per share				$ 27.00	$ 30.00				$ 27.00		$ 30.00
Number of shares repurchased	1,500,000	0			1,500,000	1,500,000	1,500,000				1,500,000	1,500,000
Common stock, shares issued	89,900,453	82,737,008			0		89,900,453	82,737,008			0